SIGNIFICANT ACCOUNTING POLICIES - Impact of New Accounting Standard (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019	Dec. 31, 2016
Disclosure of initial application of standards or interpretations [line items]
Accounts receivable and other	$ 16,931,000,000	$ 11,973,000,000
Inventory	6,989,000,000	6,311,000,000
Equity accounted investments	33,647,000,000	31,994,000,000		$ 24,977,000,000
Deferred income tax assets	2,732,000,000	1,464,000,000
Total assets	256,281,000,000	192,720,000,000
Accounts payable and other	23,989,000,000	17,965,000,000
Deferred income tax liabilities	12,236,000,000	11,409,000,000
Other liabilities	14,286,000,000	11,156,000,000
Total liabilities	159,131,000,000	112,848,000,000
Equity	97,150,000,000	79,872,000,000		69,688,000,000
Equity, Adjusted Balance		79,570,000,000
Total liabilities and equity	256,281,000,000	192,720,000,000
Revenues	56,771,000,000	40,786,000,000
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of initial application of standards or interpretations [line items]
Equity		(302,000,000)
Previously stated
Disclosure of initial application of standards or interpretations [line items]
Accounts receivable and other		11,973,000,000
Inventory		6,311,000,000
Equity accounted investments		31,994,000,000
Deferred income tax assets		1,464,000,000
Other assets		140,978,000,000
Total assets		192,720,000,000
Accounts payable and other		17,965,000,000
Deferred income tax liabilities		11,409,000,000
Other liabilities		83,474,000,000
Total liabilities		112,848,000,000
Equity		79,872,000,000
Total liabilities and equity		192,720,000,000
Increase (decrease) due to application of IFRS 15 [member]
Disclosure of initial application of standards or interpretations [line items]
Accounts receivable and other		(368,000,000)
Inventory		258,000,000
Equity accounted investments		(3,000,000)
Deferred income tax assets		42,000,000
Other assets		0
Total assets		(71,000,000)
Accounts payable and other		208,000,000
Deferred income tax liabilities		1,000,000
Other liabilities		0
Total liabilities		209,000,000
Equity		(280,000,000)
Total liabilities and equity		(71,000,000)
IFRS 16 [Member]
Disclosure of initial application of standards or interpretations [line items]
Discussion of impact that initial application of new IFRS is expected to have on financial statements			$ 3,000,000,000.0
IFRS 15 [Member]
Disclosure of initial application of standards or interpretations [line items]
Accounts receivable and other		11,605,000,000
Inventory		6,569,000,000
Equity accounted investments		31,991,000,000
Deferred income tax assets		1,506,000,000
Other assets		140,978,000,000
Total assets		192,649,000,000
Accounts payable and other		18,173,000,000
Deferred income tax liabilities		11,410,000,000
Other liabilities		83,474,000,000
Total liabilities		113,057,000,000
Equity		79,592,000,000
Total liabilities and equity		192,649,000,000
Preferred equity | Preferred shares
Disclosure of initial application of standards or interpretations [line items]
Equity	4,168,000,000	4,192,000,000		3,954,000,000
Equity, Adjusted Balance		4,192,000,000
Preferred equity | Previously stated | Preferred shares
Disclosure of initial application of standards or interpretations [line items]
Equity		4,192,000,000
Preferred equity | Increase (decrease) due to application of IFRS 15 [member] | Preferred shares
Disclosure of initial application of standards or interpretations [line items]
Equity		0
Preferred equity | IFRS 15 [Member] | Preferred shares
Disclosure of initial application of standards or interpretations [line items]
Equity, Adjusted Balance		4,192,000,000
Non-controlling interests
Disclosure of initial application of standards or interpretations [line items]
Equity	67,335,000,000	51,628,000,000		43,235,000,000
Equity, Adjusted Balance		51,544,000,000
Non-controlling interests | Preferred shares
Disclosure of initial application of standards or interpretations [line items]
Equity	5,226,000,000	4,347,000,000
Non-controlling interests | Common shares
Disclosure of initial application of standards or interpretations [line items]
Equity	62,109,000,000	47,281,000,000
Non-controlling interests | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of initial application of standards or interpretations [line items]
Equity		(84,000,000)
Non-controlling interests | Previously stated
Disclosure of initial application of standards or interpretations [line items]
Equity		51,628,000,000
Non-controlling interests		51,628,000,000
Non-controlling interests | Increase (decrease) due to application of IFRS 15 [member]
Disclosure of initial application of standards or interpretations [line items]
Non-controlling interests		(83,000,000)
Non-controlling interests | IFRS 15 [Member]
Disclosure of initial application of standards or interpretations [line items]
Equity, Adjusted Balance		51,545,000,000
Common equity | Common shares
Disclosure of initial application of standards or interpretations [line items]
Equity	25,647,000,000	24,052,000,000		$ 22,499,000,000
Equity, Adjusted Balance		23,834,000,000
Common equity | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Common shares
Disclosure of initial application of standards or interpretations [line items]
Equity		(218,000,000)
Common equity | Previously stated | Common shares
Disclosure of initial application of standards or interpretations [line items]
Equity		24,052,000,000
Common equity | Increase (decrease) due to application of IFRS 15 [member] | Common shares
Disclosure of initial application of standards or interpretations [line items]
Equity		(197,000,000)
Common equity | IFRS 15 [Member] | Common shares
Disclosure of initial application of standards or interpretations [line items]
Equity, Adjusted Balance		23,855,000,000
Increase (decrease) due to changes in accounting policy [member]
Disclosure of initial application of standards or interpretations [line items]
Revenues	273,000,000
Residential
Disclosure of initial application of standards or interpretations [line items]
Revenues	2,683,000,000
Residential | Increase (decrease) due to application of IFRS 15 [member]
Disclosure of initial application of standards or interpretations [line items]
Accounts receivable and other		(190,000,000)
Inventory		250,000,000
Equity		(15,000,000)
Private Equity
Disclosure of initial application of standards or interpretations [line items]
Equity accounted investments	1,943,000,000	2,387,000,000
Revenues	36,828,000,000	24,220,000,000
Private Equity | Increase (decrease) due to application of IFRS 15 [member]
Disclosure of initial application of standards or interpretations [line items]
Accounts receivable and other		(125,000,000)
Equity		(265,000,000)
Private Equity | Common equity | Common shares
Disclosure of initial application of standards or interpretations [line items]
Equity	4,279,000,000	4,215,000,000
Brazil
Disclosure of initial application of standards or interpretations [line items]
Total assets	22,539,000,000	23,931,000,000
Revenues	4,048,000,000	$ 3,206,000,000
Brazil | Residential | Increase (decrease) due to changes in accounting policy [member]
Disclosure of initial application of standards or interpretations [line items]
Revenues	150,000,000
Construction Services [Member] | Private Equity | Increase (decrease) due to changes in accounting policy [member]
Disclosure of initial application of standards or interpretations [line items]
Revenues	91,000,000
Infrastructure services and industrial operations [Member] | Private Equity | Increase (decrease) due to changes in accounting policy [member]
Disclosure of initial application of standards or interpretations [line items]
Revenues	$ 32,000,000